Summary of Significant Accounting Policies - Book value and estimated fair value (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Loan held for investment		$ 0
Contingent consideration	$ (520,000)	(520,000)	$ 0	$ 0
Book Value
Loan held for investment		0
Contingent consideration	(520,000)	$ (520,000)
Estimated Fair Value
Contingent consideration	$ (520,000)